Cash and Cash Equivalents (Details)	12 Months Ended
Dec. 31, 2023
Bottom of Range [Member]
Cash and Cash Equivalents [Line Items]
Time deposit interest rate	4.21%
Top of Range [Member]
Cash and Cash Equivalents [Line Items]
Time deposit interest rate	7.32%